BlackRock FundsSM

BlackRock Liquid Environmentally Aware Fund

(the “Fund”)

Supplement dated May 16, 2019 to the Prospectuses of the Fund

Effective July 15, 2019, the Fund’s Prospectuses are amended as follows:

The section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Buy Shares—Initial Purchase—Have your Financial Intermediary submit your purchase order” is deleted in its entirety and replaced with the following:

Initial Purchase	Have your Financial Intermediary submit your purchase order

Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 4:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:00 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 3:45 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

NAV is calculated separately for each class of shares of the Fund as of 4:00 p.m. (Eastern time), each business day. Shares will not be priced on days the New York Stock Exchange (the “NYSE”) or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency.

Purchase orders placed after 4:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

The second sentence of the fifth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Buy Shares—Add to Your Investment—Or contact BlackRock (for accounts held directly with BlackRock)” is deleted in its entirety and replaced with the following:

Purchase orders placed after 3:45 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

The section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Have your Financial Intermediary submit your sales order” is deleted in its entirety and replaced with the following:

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A or Institutional Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 3:45 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The third sentence of the fourth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is deleted in its entirety and replaced with the following:

Redemption orders placed after 3:45 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

The first sentence of the ninth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is deleted in its entirety and replaced with the following:

Proceeds for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business.

The twelfth paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares held directly with BlackRock” is deleted in its entirety and replaced with the following:

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours), provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The fourth sentence of the first paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Valuation of Fund Investments” is deleted in its entirety and replaced with the following:

The Fund calculates the NAV of each class of its shares generally as of 4:00 p.m. Eastern time, based on prices at such time.

The section of the Direct Shares Prospectus entitled “Account Information—How to Buy and Sell Shares—How to Buy Shares—Initial Purchase—Submit your purchase order through the BlackRock OnlineTM Trading Platform or a BlackRock OnlineTM Treasury Management Platform” is deleted in its entirety and replaced with the following:

Initial Purchase	Submit your purchase order through the BlackRock OnlineTM Trading Platform or a BlackRock OnlineTM Treasury Management Platform

Purchase orders generally must be placed through the BlackRock OnlineTM Trading Platform, available via www.blackrock.com/cash, or through a BlackRock OnlineTM Treasury Management Platform. Purchase orders placed before 3:45 p.m. (Eastern time) and received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 4:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:00 p.m. (Eastern time)) you will receive that day’s dividends.

NAV is calculated separately for each class of shares of the Fund as of 4:00 p.m. (Eastern time), each business day. Shares will not be priced on days the New York Stock Exchange (the “NYSE”) or the

Initial Purchase (continued)

Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency.

Purchase orders placed through the BlackRock OnlineTM Trading Platform or through a BlackRock OnlineTM Treasury Management Platform after 3:45 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

If you are experiencing difficulty placing a purchase order through the BlackRock OnlineTM Trading Platform or through a BlackRock OnlineTM Treasury Management Platform, please contact the Fund at (800) 441-7450.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below).

The section of the Direct Shares Prospectus entitled “Account Information—How to Buy and Sell Shares—How to Sell Shares—Full or Partial Redemption of Shares—Selling shares through the BlackRock OnlineTM Trading Platform or a BlackRock OnlineTM Treasury Management Platform” is deleted in its entirety and replaced with the following:

Full or Partial Redemption of Shares	Selling shares through the BlackRock OnlineTM Trading Platform or a BlackRock OnlineTM Treasury Management Platform

Make redemption requests through the BlackRock OnlineTM Trading Platform, available via www.blackrock.com/cash, or through a BlackRock OnlineTM Treasury Management Platform. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request through the BlackRock OnlineTM Trading Platform or a BlackRock OnlineTM Treasury Management Platform prior to 3:45 p.m. (Eastern time) and your request must be received by the Fund’s Transfer Agent before 4:00 p.m. (Eastern time). Any redemption request placed after 3:45 p.m. (Eastern time) will be priced at the NAV at the close of business on the next business day.

If you are experiencing difficulty placing a redemption request through the BlackRock OnlineTM Trading Platform or through a BlackRock OnlineTM Treasury Management Platform, please contact the Fund at (800) 441-7450.

Full or Partial Redemption of Shares (continued)

The Fund may reject an order to sell shares under certain circumstances.

Payment of Redemption Proceeds

Redemption proceeds will be paid by wire transfer. Proceeds for redeemed shares for which a redemption order is submitted before 3:45 p.m. (Eastern time) and received by the Fund’s Transfer Agent before 4:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

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Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

The fourth sentence of the first paragraph of the section of the Direct Shares Prospectus entitled “Valuation of Fund Investments” is deleted in its entirety and replaced with the following:

The Fund calculates the NAV of each class of its shares generally as of 4:00 p.m. Eastern time, based on prices at such time.

Shareholders should retain this Supplement for future reference.

PR2-LEAF-0519SUP

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